Creation And Redemption Of Creation Units	0 Months Ended
Dec. 12, 2011
Creation And Redemption Of Creation Units [Abstract]
Creation And Redemption Of Creation Units

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each Currency Fund and Currency Index Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a Currency Fund or Currency Index Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the Currency Funds or Currency Index Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Currency Fund or Currency Index Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Authorized Participants are required to pay a variable transaction fee of up to 0.10% of the value of the Creation Unit that is purchased or redeemed unless the transaction fee is waived or otherwise adjusted by the Sponsor.